Document and Entity Information	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity File Number	1-3198
Entity Registrant Name	Idaho Power Company
Entity Tax Identification Number	82-0130980
Entity Address Address Line 1	1221 W. Idaho Street
Entity Address City Or Town	Boise
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83702-5627
City Area Code	208
Local Phone Number	388-2200
Entity Incorporation State Country Code	ID
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000049648